Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and components	$ 15,393	$ 19,088
Products in process	7,921	10,883
Finished products	10,931	12,398
Inventories	$ 34,245	$ 42,369